S000003866 [Member] Annual Fund Operating Expenses - BlackRock Global Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
BlackRock Global Allocation Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%	[2]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.96%	[3]
Fee Waiver or Reimbursement	(0.36%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.60%	[1],[4]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page A‑4, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee of the Fund with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-trade products sponsored by BlackRock or its affiliates, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses of BlackRock Cayman Global Allocation Portfolio I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year.
[3]
The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which does not include Acquired Fund Fees and Expenses.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.57% of average daily net assets through June 30, 2027. BlackRock has also contractually agreed to reimburse fees in order to limit certain networking and operational/recordkeeping fees to 0.04% of average daily net assets through June 30, 2027. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.